Schedule of Investments

January 31, 2024 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (99.4%)
Communication Services (9.4%)
AT&T	36,000	$637
Cogeco Communications	2,900	134
Comcast, Cl A	13,400	624
Fox	6,300	203
Nippon Telegraph & Telephone ADR	4,500	141
SK Telecom ADR	7,713	162
T-Mobile US	1,000	161
Verizon Communications	22,000	932

		2,994

Consumer Discretionary (4.8%)
AutoZone*	100	276
Canadian Tire, Cl A	2,100	223
H&R Block	6,300	295
Honda Motor ADR	11,200	375
Murphy USA	700	247
Whirlpool	1,100	120

		1,536

Consumer Staples (12.8%)
Altria Group	8,100	325
Archer-Daniels-Midland	5,400	300
Bunge Global	1,700	150
Campbell Soup	5,900	263
Conagra Brands	10,800	315
General Mills	5,700	370
Ingredion	1,800	193
JM Smucker	1,900	250
Kellanova	6,600	361
Kraft Heinz	12,600	468
Kroger	12,700	586
Molson Coors Beverage, Cl B	5,900	365
Walmart	600	99
WK Kellogg	1,650	21

		4,066

Energy (4.5%)
Chesapeake Energy	2,100	162
Chevron	2,800	413
Eni ADR	10,800	345
ExxonMobil	4,900	504

		1,424

Financials (10.7%)
Aflac	4,500	379
Bank of New York Mellon	8,900	494
Bank of Nova Scotia	2,300	108
Berkshire Hathaway, Cl B*	700	269
Canadian Imperial Bank of Commerce	4,400	199
Hartford Financial Services Group	5,500	478

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Financials (continued)
Loblaw	3,100	$310
Loews	2,100	153
MetLife	1,700	118
OceanFirst Financial	5,730	99
Old Republic International	7,000	196
Sixth Street Specialty Lending	7,300	158
WaFd	4,700	136
Western Union	26,200	329

		3,426

Health Care (18.3%)
Amgen	2,100	660
Bristol-Myers Squibb	7,900	386
Cardinal Health	4,100	448
Cigna Group	800	241
CVS Health	6,100	454
Fortrea Holdings*	900	28
Gilead Sciences	9,000	705
GSK ADR	9,100	359
Incyte*	3,000	176
Jazz Pharmaceuticals*	2,000	245
Johnson & Johnson	2,500	397
McKesson	800	400
Merck	7,000	845
Organon	1,993	33
Pfizer	10,100	274
Sanofi ADR	3,600	180

		5,831

Industrials (8.6%)
Allison Transmission Holdings	5,600	339
CSG Systems International	5,800	292
Cummins	1,400	335
Lockheed Martin	800	343
Northrop Grumman	400	179
PACCAR	3,500	351
Science Applications International	2,200	281
Snap-on	1,200	348
Textron	3,200	271

		2,739

Information Technology (19.5%)
Amdocs	9,400	862
Arrow Electronics*	2,400	267
Avnet	6,600	299
Canon ADR	16,400	452
Cisco Systems	17,300	868
Cognizant Technology Solutions, Cl A	4,200	324
Dell Technologies, Cl C	3,400	282
Hewlett Packard Enterprise	23,400	358
Insight Enterprises*	2,200	406

Schedule of Investments

January 31, 2024 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Information Technology (continued)
International Business Machines	4,500	$826
Juniper Networks	9,600	355
NetApp	3,500	305
Open Text	4,100	179
Oracle	3,700	413

		6,196

Materials (4.4%)
Berry Global Group	3,100	203
Graphic Packaging Holding	9,700	247
International Paper	4,100	147
NewMarket	800	446
Reliance Steel & Aluminum	900	257
Sonoco Products	2,300	131

		1,431

Utilities (6.4%)
American Electric Power	2,200	172
Entergy	2,900	290
Evergy	4,200	213
Exelon	3,800	132
National Fuel Gas	5,200	245
Otter Tail	3,300	299
PPL	8,900	233
Public Service Enterprise Group	2,900	168
Vistra	6,500	267

		2,019

TOTAL COMMON STOCK (Cost $28,021)		31,662

	Face Amount (000)
Repurchase Agreement (0.2%)
South Street Securities 4.950%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $66 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $27, 0.375% - 4.500%, 04/30/2025 – 11/15/2033; total market value $67)	$66	66

TOTAL REPURCHASE AGREEMENT (Cost $66)		66

Total Investments – 99.6% (Cost $28,087)		$31,728

Percentages are based on Net Assets of $31,846 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

LSV-QH-007-2000

2